Income taxes - Schedule of Reconciliation Between the Statutory Rate U.S. Federal Rate and Company's Effective Tax Rate (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Federal statutory rate			$ (22,344)	$ (10,849)
State income taxes, net of federal benefit			1,330	(3,810)
Stock compensation			2,786	185
Foreign rate differential				13
Tax credits			(539)	(787)
Fair value changes - warrants			11,192
Convertible debt cancellation of indebtedness income			15,079
Valuation allowance			(6,812)	14,559
Other			(317)	690
Total income tax expense	$ 0	$ 0	$ 375	$ 1